8. Other payables and accrued liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued expenses	$ 7,627	$ 2,139
Business and other tax payables	6,499	7,108
Salary payable	1,823	2,715
Temporary receipt of insurance premium	194	149
Temporary receipt of insurance claims	1,172	1,326
Deposits received	2,368	2,220
Interest payable	392	356
Other current liabilities	1,948	1,133
Total	$ 22,023	$ 17,146